Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	International Growth and Income Fund
Entity Central Index Key	0001439297
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
International Growth and Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class A
Trading Symbol	IGAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 99	0.88%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 25.17% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund's fiscal year, internati
on
al equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class A (with sales charge) *	17.98%	7.52%	9.13%
International Growth and Income Fund — Class A (without sales charge) *	25.17%	8.81%	9.78%
MSCI ACWI (All Country World Index) ex USA †	27.66%	8.79%	9.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,706,000,000
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 89,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class C
Trading Symbol	IGICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 182	1.62%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 24.25% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class C (with sales charge) *	23.25%	8.00%	9.12%
International Growth and Income Fund — Class C (without sales charge) *	24.25%	8.00%	9.12%
MSCI ACWI (All Country World Index) ex USA †	27.66%	8.79%	9.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,706,000,000
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 89,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class F1
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class F-1
Trading Symbol	IGIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 102	0.91%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 25.15% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class F-1 *	25.15%	8.79%	9.76%
MSCI ACWI (All Country World Index) ex USA †	27.66%	8.79%	9.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,706,000,000
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 89,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class F-2
Trading Symbol	IGFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 72	0.64%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 25.48% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class F-2 *	25.48%	9.09%	10.06%
MSCI ACWI (All Country World Index) ex USA †	27.66%	8.79%	9.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,706,000,000
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 89,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class F3
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class F-3
Trading Symbol	IGAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 60	0.53%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 25.62% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
International Growth and Income Fund — Class F-3 2	25.62%	9.21%	10.04%
MSCI ACWI (All Country World Index) ex USA 3	27.66%	8.79%	9.46%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,706,000,000
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 89,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class 529-A
Trading Symbol	CGIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 101	0.90%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 25.16% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class 529-A (with sales charge) *	20.78%	8.00%	9.35%
International Growth and Income Fund — Class 529-A (without sales charge) *	25.16%	8.77%	9.74%
MSCI ACWI (All Country World Index) ex USA †	27.66%	8.79%	9.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,706,000,000
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 89,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class 529-C
Trading Symbol	CIICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 187	1.67%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 24.19% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class 529-C (with sales charge) *	23.19%	7.95%	9.32%
International Growth and Income Fund — Class 529-C (without sales charge) *	24.19%	7.95%	9.32%
MSCI ACWI (All Country World Index) ex USA †	27.66%	8.79%	9.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,706,000,000
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 89,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class 529-E
Trading Symbol	CGIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 126	1.12%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 24.89% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class 529-E *	24.89%	8.56%	9.52%
MSCI ACWI (All Country World Index) ex USA †	27.66%	8.79%	9.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,706,000,000
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 89,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class 529-F-2
Trading Symbol	FGGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 71	0.63%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 25.52% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
International Growth and Income Fund — Class 529-F-2 2	25.52%	9.10%	13.88%
MSCI ACWI (All Country World Index) ex USA 3	27.66%	8.79%	12.90%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,706,000,000
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 89,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class 529-F-3
Trading Symbol	FGIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 67	0.59%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 25.58% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
International Growth and Income Fund — Class 529-F-3 2	25.58%	9.15%	13.93%
MSCI ACWI (All Country World Index) ex USA 3	27.66%	8.79%	12.90%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,706,000,000
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 89,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-1
Trading Symbol	RIGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 182	1.62%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 24.26% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-1 *	24.26%	8.01%	8.98%
MSCI ACWI (All Country World Index) ex USA †	27.66%	8.79%	9.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,706,000,000
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 89,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-2
Trading Symbol	RIGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 182	1.62%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 24.27% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-2 *	24.27%	8.02%	8.98%
MSCI ACWI (All Country World Index) ex USA †	27.66%	8.79%	9.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,706,000,000
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 89,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-2E
Trading Symbol	RIIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 149	1.33%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 24.64% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-2E *	24.64%	8.34%	9.30%
MSCI ACWI (All Country World Index) ex USA †	27.66%	8.79%	9.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,706,000,000
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 89,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-3
Trading Symbol	RGICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 133	1.18%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 24.81% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-3 *	24.81%	8.50%	9.46%
MSCI ACWI (All Country World Index) ex USA †	27.66%	8.79%	9.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,706,000,000
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 89,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-4
Trading Symbol	RIGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 99	0.88%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 25.21% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-4 *	25.21%	8.83%	9.80%
MSCI ACWI (All Country World Index) ex USA †	27.66%	8.79%	9.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,706,000,000
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 89,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-5E
Trading Symbol	RIGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 77	0.68%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 25.44% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-5E *	25.44%	9.04%	10.01%
MSCI ACWI (All Country World Index) ex USA †	27.66%	8.79%	9.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,706,000,000
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 89,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-5
Trading Symbol	RIGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 67	0.59%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 25.56% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-5 *	25.56%	9.16%	10.13%
MSCI ACWI (All Country World Index) ex USA †	27.66%	8.79%	9.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,706,000,000
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 89,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-6
Trading Symbol	RIGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 60	0.53%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 25.61% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-6 *	25.61%	9.21%	10.18%
MSCI ACWI (All Country World Index) ex USA †	27.66%	8.79%	9.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,706,000,000
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 89,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)